Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payments [Abstract]
Schedule of Share-Based Payment Expense as Reflected in the Consolidated Statement of Income/(Loss)	The following table provides the classification of the Group’s consolidated share-based payment expense as reflected in the Consolidated Statement of Income/(Loss):

Year ended December 31,	2024 $	2023 $	2022 $
General and administrative	21,993	3,185	8,862
Research and development	857	1,230	5,837
Total	22,850	4,415	14,699

Schedule of RSU Activity
During the twelve months ended December 31, 2024 and 2023, the Group granted the following RSUs to certain non-executive Directors, executives and employees:

Twelve months ended December 31,	2024	2023
Time based RSUs	4,388,116	102,732
Performance based RSUs	1,822,151	3,576,937
Total RSUs	6,210,267	3,679,669
RSU activity for the years ended December 31, 2024, 2023 and 2022 is detailed as follows:

	Number of Shares/Units	Weighted Average Grant Date Fair Value (GBP) (*)
Outstanding (Non-vested) at January 1, 2022	3,632,715	1.91
RSUs Granted in Period	4,309,883	1.76
Vested	(696,398)	2.80
Forfeited	(1,155,420)	2.67
Outstanding (Non-vested) at December 31, 2022 and January 1, 2023	6,090,780	1.74
RSUs Granted in Period	3,679,669	1.28
Vested	(716,029)	2.00
Forfeited	(1,880,274)	1.94
Outstanding (Non-vested) at December 31, 2023 and January 1, 2024	7,174,146	1.10
RSUs Granted in Period	6,210,267	1.63
Vested	(1,347,729)	1.71
Forfeited	(3,057,962)	1.75
Outstanding (Non-vested) at December 31, 2024	8,978,722	1.29
*    For liability awards - based on fair value at reporting date or settlement date.

Schedule of Stock Option Activity
Stock option activity for the years ended December 31, 2024, 2023 and 2022, is detailed as follows:

	Number of Options	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)	Wtd Average Stock Price at Exercise (GBP)
Outstanding at January 1, 2022	13,414,118	2.58	8.29
Granted	8,881,000	2.04
Exercised	(577,022)	0.50		2.43
Forfeited and expired	(3,924,215)	2.89
Options Exercisable at December 31, 2022 and January 1, 2023	6,185,216	2.03	6.21
Outstanding at December 31, 2022 and January 1, 2023	17,793,881	2.31	8.03
Granted	3,120,975	2.22
Exercised	(534,034)	1.71		2.46
Forfeited and expired	(3,424,232)	2.40
Options Exercisable at December 31, 2023 and January 1, 2024	9,065,830	2.19	6.01
Outstanding at December 31, 2023 and January 1, 2024	16,956,590	2.29	7.20
Granted	2,665,875	1.87
Exercised	(412,729)	1.73		2.2
Forfeited and expired	(4,725,746)	2.24
Options Exercisable at December 31, 2024	9,534,400	2.33	4.45
Outstanding at December 31, 2024	14,483,990	2.25	5.87

Schedule of Terms and Conditions of Share-Based Payment Arrangement
The fair value of the stock options awarded by the Group was estimated on the grant date using the Black-Scholes option valuation model, considering the terms and conditions upon which options were granted, with the following weighted-average assumptions:

At December 31,	2024	2023	2022
Expected volatility	44.76%	43.69%	41.70%
Expected terms (in years)	6.16	6.16	6.11
Risk-free interest rate	4.31%	4.04%	2.13%
Expected dividend yield	—	—	—
Exercise price (GBP)	1.87	2.22	2.04
Underlying stock price (GBP)	1.87	2.22	2.04

Schedule of Range of Exercise Prices of Outstanding Share Options
For shares outstanding as of December 31, 2024, the range of exercise prices is detailed as follows:

Range of Exercise Prices (GBP)	Options Outstanding	Wtd Average Exercise Price (GBP)	Wtd Average of remaining contractual term (in years)
0.01	89,845	—	4.75
1.00 to 2.00	6,133,522	1.63	6.03
2.00 to 3.00	4,823,373	2.25	6.39
3.00 to 4.00	3,437,250	3.41	4.87
Total	14,483,990	2.25	5.87

Schedule of Subsidiary Share-Based Payments
A summary of stock option activity by number of shares in these subsidiaries is presented in the following table:

	Outstanding as of January 1, 2024	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2024
Entrega	344,500	—	—	(5,000)	(5,000)	—	334,500
Seaport	—	22,429,780	—	—	(29,018)	(22,400,762)	—

	Outstanding as of January 1, 2023	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2023
Entrega	344,500	—	—	—	—	—	344,500
Follica	2,776,120	—	—	(2,170,547)	(605,573)	—	—
Vedanta	1,824,576	—	—	(1,313)	(29,607)	(1,793,656)	—

	Outstanding as of January 1, 2022	Granted During the Year	Exercised During the Year	Expired During the Year	Forfeited During the Year	Deconsolidation During the Year	Outstanding as of December 31, 2022
Entrega	349,500	45,000	—	(50,000)	—	—	344,500
Follica	2,686,120	90,000	—	—	—	—	2,776,120
Sonde	2,049,004	—	—	—	—	(2,049,004)	—
Vedanta	1,991,637	490,506	(400,000)	(65,235)	(192,332)	—	1,824,576

Schedule of Weighted Average Exercise Prices for Options Outstanding
The weighted-average exercise prices and remaining contractual life for the options outstanding as of December 31, 2024, were as follows:

Outstanding at December 31, 2024	Number of options	Weighted-average exercise price $	Weighted-average contractual life outstanding
Entrega	334,500	1.96	2.78

Schedule of Weighted Average Exercise Prices for Options Granted	The weighted average exercise prices for the options granted for the years ended December 31, 2024 and 2022, were as follows:

For the years ended December 31,	2024 $	2023 $	2022 $
Seaport	1.28	—	—
Entrega	—	—	0.02
Follica	—	—	1.86
Vedanta	—	—	14.94

Schedule of Weighted Average Exercise Prices for Options Forfeited
The weighted average exercise prices for options forfeited during the year ended December 31, 2024, were as follows:

Forfeited during the year ended December 31, 2024	Number of options	Weighted-average exercise price $
Entrega	5,000	0.02
Seaport	29,018	0.97

Schedule of Weighted Average Exercise Prices for Options Exercisable
The weighted average exercise prices for options exercisable as of December 31, 2024, were as follows:

Exercisable at December 31, 2024	Number of Options	Weighted-average exercise price $	Exercise Price Range $
Entrega	334,500	1.96	0.02-2.36